UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08231

Spirit of America Investment Fund, Inc.
(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006 Syosset, NY			11791-9006
(Address of principal executive offices)			(Zip code)

Mr. David Lerner SSH Securities, Inc. 477 Jericho Turnpike P.O. Box 9006 Syosset, NY 11791-9006
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(516) 390-5555

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Real Estate Income
& Growth Fund

SEMI-ANNUAL REPORT

APRIL 30, 2007

Distributed through: SSH Securities, Inc.

June 2007

Dear Shareholder:

We are very pleased to send you the semi-annual report of The Spirit of America Real Estate Income & Growth Fund. We believe that real estate investment trusts, which invest in rental real estate located in the United States, are still an excellent investment.

At the beginning of the year REITs consistently rose in value. During 2006 and into the start of 2007, the stocks of homebuilders and condominium builders continued to go down as vacancies, mortgage defaults rose and housing starts, permits and the sale of existing and new homes dropped. We did not have any investment in the stocks of homebuilders, because we correctly believed that their business was cyclical, and therefore a substantial risk to experience sharp declines if the economy and interest rates changed.

Even if the economy’s growth continues to slow down, we still expect that our investment in income producing REITs will continue to show steady appreciation and dividend payments, as originally projected.

In addition, through the first quarter of 2007, the stocks of foreign and international REITs and companies showed strong increases in their stock values. We believe they face a similar risk and exposure, as did homebuilders, in this case from unstable world conditions and are subject to volatile financial conditions and monetary currency fluctuations.

One of our primary concerns has always been to avoid or minimize risks, when we believe they might arise, even though short-term profits may seem attractive. We remain mindful of the fact that REITs and real estate are always subject to the usual risks associated with real estate ownership. Property values may be affected by civil unrest, interest rates, economic and environmental or other factors.

We look forward to your continued investment in Spirit of America and hope that you agree with our concern for minimizing risk, as well as, preservation of capital, appreciation and the payment of dividend distributions.

Very truly yours,

David Lerner, President	Ronald Whitman Weiss, Portfolio Manager

Prospective investors should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

Spirit of America Real Estate Income & Growth Fund
Schedule of Investments (unaudited) April 30, 2007

COMMON STOCKS - 97.89%

Apartments (REITS) - 13.64%	Shares	Market Value
Apartment Investment & Management Co., Class A	214,200	$11,845,260
Associated Estates Realty Corp.	422,500	6,413,550
Mid-America Apartment Communities, Inc.	198,500	10,709,075
Post Properties, Inc.	127,300	5,966,551
UDR, Inc.	67,000	2,012,680
		36,947,116

Auto Repair Centers - 0.31%
TravelCenters of America LLC*	19,150	847,579

Diversified (REITS) - 23.20%
Ashford Hospitality Trust, Inc.	582,500	6,990,000
Colonial Properties Trust	203,923	10,116,620
Crescent Real Estate Equities Co.	632,900	12,980,779
Equity Inns, Inc.	280,000	4,788,000
FrontLine Capital Group +*	640	5
Hospitality Properties Trust	273,500	12,452,455
Lexington Realty Trust	531,700	11,107,213
Liberty Property Trust	14,500	701,655
PMC Commercial Trust	128,400	1,804,020
Sun Communities, Inc.	63,600	1,892,736
		62,833,483

Healthcare (REITS) - 18.12%
Health Care Property Investors, Inc.	247,800	8,769,642
Health Care REIT, Inc.	226,000	10,224,240
Healthcare Realty Trust, Inc.	300,700	10,241,842
National Health Investors, Inc.	147,200	4,993,024
National Health Realty, Inc.	53,600	1,257,456
Nationwide Health Properties, Inc.	382,400	12,259,744
OMEGA Healthcare Investors, Inc.	9,000	151,200
Senior Housing Properties Trust	50,700	1,157,481
		49,054,629

Industrial (REITS) - 4.64%
First Industrial Realty Trust, Inc.	286,651	12,552,447

Internet Content - 0.00%#
VelocityHSI, Inc.++*	1,260	-

Net Lease (REITS) - 4.51%	Shares	Market Value
National Retail Properties, Inc.	429,916	$10,296,488
Realty Income Corp.	69,000	1,925,100
		12,221,588

Office Space (REITS) - 10.07%
American Financial Realty Trust	91,000	964,600
Brandywine Realty Trust	30,000	986,400
Highwoods Properties, Inc.	221,500	9,032,770
HRPT Properties Trust	1,020,600	12,492,144
Mack-Cali Realty Corp.	63,100	3,090,007
SL Green Realty Corp.	4,964	699,428
		27,265,349

Regional Malls (REITS) - 12.52%
Glimcher Realty Trust	477,050	12,885,121
Macerich Co. (The)	82,200	7,818,864
Pennsylvania Real Estate Investment Trust	266,694	12,390,603
Simon Property Group, Inc.	6,000	691,680
Taubman Centers, Inc.	2,000	112,100
		33,898,368

Shopping Centers (REITS) - 9.35%
Developers Diversified Realty Corp.	154,104	10,032,170
Equity One, Inc.	139,500	3,896,235
Federal Realty Investment Trust	44,600	4,021,582
Malan Realty Investors, Inc. *	5,000	3,700
Ramco-Gershenson Properties Trust	198,800	7,355,600
		25,309,287

Storage (REITS) - 1.53%
Sovran Self Storage, Inc.	74,800	4,133,448

Total Investments - 97.89%
(Cost $170,701,890**)		265,063,294
Cash and Other Assets Net of Liabilities - 2.11%		5,722,795
NET ASSETS - 100.00%		$270,786,089

REITS - Real Estate Investment Trusts

+	Company filed for Chapter 11 bankruptcy on June 12, 2002.
++	Company filed for Chapter 11 bankruptcy on August 14, 2001.
#	Amount represents less than 0.01% of total net assets.
*	Non-income producing security.
**	Aggregate book cost is $170,701,890, and net unrealized appreciation consists of:

Gross unrealized appreciation	$ 95,042,675
Gross unrealized depreciation	(681,271)
Net unrealized appreciation	$ 94,361,404

See accompanying notes to financial statements.

Financial Highlights - Real Estate Income & Growth Fund

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

Net Asset Value, Beginning of Period

Income from Investment Operations:
Net investment income
Net realized and unrealized gain on investments
Total from investment operations

Less Distributions:
Distributions from net investment income
Distributions from capital gains
Distributions in excess of ordinary income
Distributions from return of capital
Total distributions

Net Asset Value, End of Period

Total Return[1]

Ratios/Supplemental Data
Net assets, end of period (000)
Ratio of expenses to average net assets:
Before expense reimbursement or recapture
After expense reimbursement or recapture
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture
After expense reimbursement or recapture
Portfolio turnover

1     Calculation does not reflect sales load.

2     Calculation is not annualized.

3     Calculation is annualized.

Financial Highlights - Real Estate Income & Growth Fund

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

Net Asset Value, Beginning of Period

Income from Investment Operations:
Net investment income
Net realized and unrealized gain on investments
Total from investment operations

Less Distributions:
Distributions from net investment income
Distributions from capital gains
Distributions in excess of ordinary income
Distributions from return of capital
Total distributions

Net Asset Value, End of Period

Total Return[1]

Ratios/Supplemental Data
Net assets, end of period (000)
Ratio of expenses to average net assets:
Before expense reimbursement or recapture
After expense reimbursement or recapture
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture
After expense reimbursement or recapture
Portfolio turnover

1     Calculation does not reflect CDSC charges.

2     Calculation is not annualized.

3     Calculation is annualized.

Class A	Class A	Class A
For the Six Months Ended	For the Year Ended	For the Year Ended
April 30, 2007 (unaudited)	October 31, 2006	October 31, 2005

$16.22	$13.47	$12.90

0.40	0.23	0.22
0.34	3.16	1.00
0.74	3.39	1.22

(0.35)	(0.23)	(0.22)
(0.32)	(0.41)	(0.35)
-	-	-
-	-	(0.08)
(0.67)	(0.64)	(0.65)
$16.29	$16.22	$13.47
4.64%[2]	25.86%	9.59%

$258,451	$237,612	$192,751

1.64%[3]	1.71%	1.71%
1.64%[3]	1.71%	1.71%

5.19%[3]	1.40%	1.67%
5.19%[3]	1.40%	1.67%
-%[2]	3.10%	1.02%

Class B	Class B	Class B
For the Six Months Ended	For the Year Ended	For the Year Ended
April 30, 2007 (unaudited)	October 31, 2006	October 31, 2005

$16.49	$13.69	$13.11

0.29	0.13	0.15
0.40	3.21	1.01
0.69	3.34	1.16

(0.29)	(0.13)	(0.15)
(0.32)	(0.41)	(0.35)
-	-	-
-	-	(0.08)
(0.61)	(0.54)	(0.58)
$16.57	$16.49	$13.69
4.28%[2]	25.02%	8.83%

$12,335	$12,248	$11,597
2.34%[3]	2.41%	2.41%
2.34%[3]	2.41%	2.41%
4.49%[3]	0.70%	0.97%
4.49%[3]	0.70%	0.97%
-%[2]	3.10%	1.02%

See accompanying notes to financial statements.

Class A	Class A	Class A
For the Year Ended	For the Year Ended	For the Year Ended
October 31, 2004	October 31, 2003	October 31, 2002

$10.93	$8.96	$8.84

0.20	0.30	0.40
2.37	2.30	0.36
2.57	2.60	0.76

(0.20)	(0.30)	(0.40)
(0.27)	(0.09)	(0.12)
-	-	(0.01)
(0.13)	(0.24)	(0.11)
(0.60)	(0.63)	(0.64)

$12.90	$10.93	$8.96
24.02%	30.07%	8.26%

$178,104	$137,410	$85,915

1.77%	1.80%	1.93%
1.83%	1.97%	1.97%

1.75%	3.18%	4.04%
1.69%	3.01%	4.00%
4.17%	1.52%	1.25%

Class B	Class B	Class B
For the Year Ended	For the Year Ended	For the Year Ended
October 31, 2004	October 31, 2003	October 31, 2002

$11.11	$9.11	$8.98

0.12	0.26	0.35
2.40	2.30	0.36
2.52	2.56	0.71

(0.12)	(0.26)	(0.34)
(0.27)	(0.09)	(0.12)
-	-	(0.01)
(0.13)	(0.21)	(0.11)
(0.52)	(0.56)	(0.58)
$13.11	$11.11	$9.11
23.13%	28.43%	7.59%

$12,592	$11,983	$9,583

2.47%	2.50%	2.63%
2.53%	2.67%	2.67%

1.05%	2.48%	3.34%
0.99%	2.31%	3.30%
4.17%	1.52%	1.25%

Spirit of America Real Estate Income & Growth Fund
Statement of Assets and Liabilities (unaudited)	April 30, 2007

ASSETS
Investments in securities at value (cost $170,701,890) (Note 1)	$265,063,294
Cash	3,778,417
Capital stock sold	544,922
Dividends and interest	2,314,001
Prepaid assets	95,648
TOTAL ASSETS	271,796,282

LIABILITIES
Capital stock redeemed	605,237
Advisory fees	216,450
Distribution expenses (Note 3)	74,049
Administration fees	51,880
Other accrued expenses	62,577
TOTAL LIABILITIES	1,010,193

NET ASSETS	$270,786,089

Class A Shares
Net assets applicable to 15,861,730 outstanding $0.001 par value shares (500,000,000 authorized shares)	$258,450,676
Net asset value and redemption price per Class A Share ($258,450,676 ÷ 15,861,730 shares)	$16.29
Maximum offering price per share ($16.29 ÷ 0.9475)	$17.19

Class B Shares
Net assets applicable to 744,282 outstanding $0.001 par value shares (500,000,000 authorized shares)	$12,335,413
Net asset value and offering price per Class B Share ($12,335,413 ÷ 744,282 shares) (a)	$16.57

SOURCE OF NET ASSETS
At April 30, 2007, net assets consisted of:
Paid-in capital	$162,074,267
Undistributed net investment income	1,257,193
Accumulated net realized gain on investments	13,093,225
Net unrealized appreciation on investments	94,361,404
NET ASSETS	$270,786,089

(a) Redemption price varies based on length of time held.

See accompanying notes to financial statements.

Spirit of America Real Estate Income & Growth Fund
Statement of Operations (unaudited)	For the Six Months Ended April 30, 2007

INVESTMENT INCOME
Dividends	$8,827,925
Interest	101,097
TOTAL INVESTMENT INCOME	8,929,022

EXPENSES
Investment Advisory fees (Note 3)	1,267,320
Distribution fees - Class A (Note 3)	373,566
Transfer agent fees	207,808
Administration fees	102,518
Distribution fees - Class B (Note 3)	61,297
Accounting fees	49,983
Insurance expense	23,206
Printing expense	22,265
Legal fees	18,598
Custodian fees	17,960
Directors’ fees	11,112
Chief Compliance Officer salary	10,075
Auditing fees	7,718
Registration fees	7,659
Other expenses	4,125
TOTAL EXPENSES	2,185,210
NET INVESTMENT INCOME	6,743,812

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions and REITs	13,093,879
Net change in unrealized appreciation / depreciation of investments	(8,198,064)
Net realized and unrealized gain on investments	4,895,815

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,639,627

See accompanying notes to financial statements.

Spirit of America Real Estate Income & Growth Fund Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	April 30, 2007	Ended
	(unaudited)	October 31, 2006
OPERATIONS
Net investment income	$6,743,812	$2,924,256
Net realized gain from investment transactions and REITs	13,093,879	11,052,522
Net change in unrealized appreciation/depreciation of investments	(8,198,064)	35,581,143
Net increase in net assets	11,639,627	49,557,921

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income:
Class A	(5,274,238)	(3,166,795)
Class B	(212,381)	(103,283)
Total distributions from net investment income	(5,486,619)	(3,270,078)
Distributions from realized gains:
Class A	(4,708,951)	(5,796,341)
Class B	(230,046)	(317,838)
Total distributions from realized gains	(4,938,997)	(6,114,179)
Total distributions to shareholders	(10,425,616)	(9,384,257)

See accompanying notes to financial statements.

	For the Six Months
	Ended	For the Year
	April 30, 2007	Ended
	(unaudited)	October 31, 2006
CAPITAL SHARE TRANSACTIONS
(Dollar Activity)
Shares sold:
Class A	$33,282,807	$43,058,314
Class B	694,008	803,234
Shares issued as reinvestment of distributions:
Class A	8,150,796	7,036,297
Class B	348,637	334,553
Shares redeemed:
Class A	(21,746,756)	(43,366,629)
Class B	(1,017,291)	(2,527,678)
Increase in net assets derived
from capital share transactions (a)	19,712,201	5,338,091
Total increase in net assets	20,926,212	45,511,755

NET ASSETS
Beginning of period	249,859,877	204,348,122
End of period	$270,786,089	$249,859,877
Undistributed net investment income	$1,257,193	$-

(a) Transactions in capital stock were:
Shares sold:
Class A	2,030,527	2,952,168
Class B	41,508	53,396
Shares issued as reinvestment of distributions:
Class A	513,093	491,563
Class B	21,588	23,061
Shares redeemed:
Class A	(1,333,742)	(3,105,141)
Class B	(61,779)	(180,627)
Increase in shares outstanding	1,211,195	234,420

See accompanying notes to financial statements.

Spirit of America Real Estate Income & Growth Fund
Notes to Financial Statements	April 30, 2007 (unaudited)

Note 1 - Significant Accounting Policies

Spirit of America Real Estate Income & Growth Fund (formerly Spirit of America Real Estate Fund) (the “Fund”), a series of the Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998.

The Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies. The Fund offers two classes of shares (Class A Shares and Class B Shares). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value per share of each class of the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having maturities of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities fair valued during the six month period ended April 30, 2007.

In September 2006, the Financial Accounting Standards Board (the “FASB”) issued Statement on Financial Accounting Standards (“SFAS”) 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the net asset value of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B Shares are purchased at the net asset value per share.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the  reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in REITs which pay dividends to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital or long-term capital gain. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital or long-term capital gain.

In July 2006, the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes and Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented no later than April 30, 2008, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended April 30, 2007, excluding short-term investments, were $46,265,899 and $0, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Advisor”) has been retained to act as the Company’s manager and investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Advisor was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Advisor a monthly fee of 1/12 of 0.97% on the Fund’s average daily net assets. Investment advisory fees for the six months ended April 30, 2007 were $1,267,320.

The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses for Class A Shares and Class B Shares will not exceed 1.97%, and 2.67%, respectively, of the average daily net assets of each class through February 25, 2008. For the six months ended April 30, 2007, there were no advisory fees waived.

Any amounts waived or reimbursed by the Advisor are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations as stated above.

The Fund has adopted distribution plans for Class A Shares and Class B Shares pursuant to Rule 12b-1 (each a “Plan”). Each Plan permits the Fund to pay SSH Securities, Inc. (the “Distributor”), a monthly fee of 1/12 of 0.30% and 1/12 of 1.00% from the average daily net assets of Class A Shares and Class B Shares, respectively, for the Distributor’s services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts. For the six months ended April 30, 2007, Distributor fees were $373,566 and $61,297 for Class A Shares and Class B Shares, respectively.

The Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended April 30, 2007, sales charges on Class A Shares paid to the Distributor were $1,852,600. Certain redemptions of the Fund’s Class B Shares made within seven years of purchase are subject to a contingent deferred sales charge (“CDSC”), in accordance with the Fund’s current prospectus. For the six months ended April 30, 2007, CDSC fees on Class B Shares paid to the Distributor were $10,508.

Certain Officers and Directors of the Company are “affiliated persons” of the Advisor or the Distributor, as that term is defined in the 1940 Act. Each Director of the Company who is not an affiliated person of the Adviser or Distributor, as defined in the 1940 Act, receives a quarterly retainer of $1,000, a $500 meeting fee plus reimbursement for certain travel and other out-of-pocket expenses incurred with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended April 30, 2007, the Fund was allocated $10,075 of the Chief Compliance Officer fee. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with the Advisor and the Distributor, received no brokerage commissions for the six months ended April 30, 2007.

Note 4 – Federal Income Taxes

The tax character of distributions paid for the fiscal years ended October 31, 2006 and 2005 was as follows:

2006 Taxable Distributions

	Ordinary	Net Long-Term	Total Taxable	Return	Total
	Income	Capital Gains	Distributions	of Capital	Distributions
Class A	$3,254,551	$5,708,585	$8,963,136	$-	$8,963,136
Class B	108,095	313,026	421,121	-	421,121
	$3,362,646	$6,021,611	$9,384,257	$-	$9,384,257

2005 Taxable Distributions

	Ordinary	Net Long-Term	Total Taxable	Return	Total
	Income	Capital Gains	Distributions	of Capital	Distributions
Class A	$3,128,824	$4,913,780	$8,042,604	$1,090,633	$9,133,237
Class B	123,707	315,555	439,262	69,170	508,432
	$3,252,531	$5,229,335	$8,481,866	$1,159,803	$9,641,669

Factors Considered by the Directors in Approving the Investment Advisory Agreement The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the continuance of the Funds’ Investment Advisory Agreement be approved annually both by the Board of Directors and also by a majority of the Directors who are not “interested persons” of the Funds under the 1940 Act (“Independent Directors”) voting separately. The continuance of the Investment Advisory Agreement was most recently considered and approved at a meeting of the Board of Directors called for that purpose and held on December 13, 2006. The Board, including the Independent Directors, determined that the terms of the Investment Advisory Agreement are fair and reasonable and approved the continuance of the Investment Advisory Agreement. The Directors relied on the assistance of counsel to the Funds and to the Independent Directors in making these determinations.

At a meeting on December 13, 2006, which was specifically held to address the continuance of the Investment Advisory Agreement, and at other meetings during the course of the year, the Board, including the Independent Directors, received materials relating to the Funds and Spirit of America Management Corp. (the “Adviser”). These materials included, among other things, the following: (i) information on the investment performance of the Funds and relevant indices over various time periods; (ii) sales and redemption data with respect to the Funds; (iii) the general investment outlook in the markets in which the Funds invest; (iv) arrangements with respect to the distribution of the Funds’ shares; (v) the procedures employed to determine the value of each Fund’s assets; (vi) the allocation of the Funds’ brokerage, the record of compliance with the Funds’ investment policies and restrictions and with the Funds’ Code of Ethics and the structure and responsibilities of the Adviser’s compliance departments; (vii) the profitability of the Funds’ investment advisory business to the Adviser taking into account both advisory fees and any other potential direct or indirect benefits; (viii) information comparing the overall fees and specifically the fees under the Investment Advisory Agreement with the fees paid by other similar mutual funds; and (ix) information comparing the performance of the Funds with the performance of other similar mutual funds.

In evaluating the Investment Advisory Agreement, the Board, including the Independent Directors, requested, reviewed and considered materials furnished by the Adviser and questioned personnel at the Adviser, including the Funds’ portfolio manager, regarding, among other things, the personnel, operations and financial condition of the Adviser. Among other information, the Board, including the Independent Directors, requested and was provided information regarding:

•                  The investment performance of each Fund over various time periods both by itself and in relation to relevant indices;

•                  The fees charged by the Adviser for investment advisory services, as well as other compensation received by the Adviser and its affiliates;

•                  The waivers of fees and reimbursements of expenses at times by the Adviser under the Operating Expenses Agreement;

•                  The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

•                  The investment management staffing and the experience of the investment advisory, administrative and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser; and

•                  The profitability to the Adviser of managing and its affiliate distributing the Funds and the methodology in allocating expenses to the management of the Funds.

Counsel to the Independent Directors (“Independent Counsel”) reviewed the legal standards applicable to the Independent Directors under the 1940 Act with respect to the annual approval of investment advisory agreements. Independent Counsel referred the Independent Directors to the “Gartenberg Memorandum” that had been distributed to the Directors prior to the meeting outlining these duties. Specifically mentioned was that the Independent Directors should focus on the following; (i) the fee structure of the Advisory Agreement, including a comparison of the fees charged with those charged by similar funds, as well as whether any economies of scale were achieved; (ii) the nature and quality of services provided; and (iii) the overall fairness of the Advisory Agreement, including its profitability for the Adviser. Independent Counsel stated that a Section 15(c) Questionnaire, distributed prior to the Meeting, was drafted to assist the Independent Directors by highlighting the material issues to be focused on by the Adviser in its discussion of the relevant information it would be providing at this Meeting.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Investment Advisory Agreement:

1. Nature, Extent, and Quality of Services. The Board, including the Independent Directors, considered the nature, quality and extent of advisory, administrative and shareholder services performed by the Adviser, regulatory filings and disclosure to shareholders, general oversight of the service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Board, including the Independent Directors, in their capacity as directors and other services. The Board, including the Independent Directors, noted the increased responsibilities of the Adviser in response to an increasingly regulated industry. The Board considered that the Adviser had recently hired an assistant to the current portfolio manager, which increased the Adviser’s depth and ability to provide quality services. The Board, including the Independent Directors, concluded that the services are extensive in nature, that the Adviser delivered solid service to each Fund and that the Adviser is positioned to continue providing such quality of service in the future.

2. Investment Performance of the Funds and the Adviser. The Board, including the Independent Directors, considered short-term and long-term investment performance for the Funds over various periods of time as compared to both relevant indices and the performance of such Funds’ peer groups, and concluded that each Fund was delivering solid performance results, especially over the long-term, consistent with the investment strategies that the Funds pursue.

3. Costs of Services and Profits Realized by the Adviser.

a.             The Directors, including the Independent Directors, considered each Fund’s management fee rate and overall expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Adviser to other accounts. The Board viewed favorably the current and historic willingness of the Adviser to limit the overall expense ratios of the Funds. Recognizing that the Funds were higher than the medians in their peer group, the Board nonetheless noted that the fees were still close to the median and that several peer funds had higher fees. The Board also considered that the Adviser offered to review whether the Adviser could assume additional Fund expenses.

b.            Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, considered estimates of the Adviser’s profitability and costs attributable to the Funds. The Board recognized that increased fixed costs, particularly legal and audit fees in response to increasing regulations, have a greater impact on smaller fund families, such as the Spirit funds, than on larger fund complexes. Given this, the Board recognized that the Funds’ overall expenses compare unfavorably to some funds identified as peers. The Board also considered whether the amount of the Adviser’s profit is a fair profit for the management of the Funds and noted that the Adviser has devoted a large amount of its resources into the Funds over the years. The Board, including the Independent Directors, concluded that the Adviser’s profitability was at a fair and acceptable level, particularly in light of the quality of the services being provided to the Funds, and bore a reasonable relationship to the services rendered.

4. Extent of Economies of Scale as the Funds Grow. The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds and whether the Funds have appropriately benefited from any economies of scale. Given the size of each Fund, the Board did not believe that significant (if any) economies of scale have been achieved.

5. Whether Fee Levels Reflect Economies of Scale. The Board took into consideration that the Adviser does not currently offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as fund assets grow. However, the Board, including the Independent Directors, did consider enhancements in personnel and services provided to the Funds by the Adviser, without an increase in fees.

6. Other Relevant Considerations.

a.             Personnel and Methods. The Board, including the Independent Directors, considered the size, education and experience of the staff of the Adviser, its fundamental research capabilities, approach to recruiting, training and retaining portfolio managers and other research and management personnel, and concluded that these enable them to provide a high level of services to the Funds. The Board also considered the history, reputation, qualifications and background of the Adviser as well as the qualifications of its personnel.

b.            The Board, including the Independent Directors, also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Funds, including the benefits received by the affiliated distributor. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services (although the Board noted that the Adviser currently does not use soft dollars to obtain research services), appear to be reasonable, and may in some cases benefit the Funds.

Conclusions. In considering the renewal of the Investment Advisory Agreement, the Board, including the Independent Directors, did not identify any factor as all-important or all-controlling and instead considered the above listed and other factors collectively in light of the Funds’ surrounding circumstances. Each Director gave the weight to each factor that he deemed appropriate in his own judgment. The Board considered the renewal of the Agreement on a Fund-by-Fund basis and determined that the renewal of the Investment Advisory Agreement was in the best interests of the shareholders of each Fund. The Board also determined that the fees charged to each Fund for the services provided were reasonable. Therefore, the Directors, including the Independent Directors, determined that continuance of the Investment Advisory Agreement was in the best interests of each Fund.

Spirit of America Real Estate Income & Growth Fund
Disclosure of Fund Expenses (unaudited)
For the Six Month Period November 1, 2006 to April 30, 2007

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

	Beginning	Ending		Expenses
	Account Value	Account Value	Expense	Paid During
	11/01/06	04/30/07	Ratio (1)	Period (2)
Spirit of America Real Estate Income & Growth Fund
Actual Fund Return
Class A	$1,000.00	$1,046.40	1.64%	$8.32
Class B	$1,000.00	$1,042.80	2.34%	$11.85

Hypothetical 5% Return
Class A	$1,000.00	$1,016.66	1.64%	$8.20
Class B	$1,000.00	$1,013.19	2.34%	$11.68

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or redemption fees.

(1)        Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)        Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Spirit of America Real Estate Income & Growth Fund
Summary of Portfolio Holdings (unaudited)
April 30, 2007

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)

Apartments (REITS)	13.94%	$36,947,116
Auto Repair Centers	0.32	847,579
Diversified (REITS)	23.70	62,833,483
Healthcare (REITS)	18.51	49,054,629
Industrial (REITS)	4.73	12,552,447
Net Lease (REITS)	4.61	12,221,588
Office Space (REITS)	10.29	27,265,349
Regional Malls (REITS)	12.79	33,898,368
Shopping Centers (REITS)	9.55	25,309,287
Storage (REITS)	1.56	4,133,448
Total Investments	100.00%	$265,063,294

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Real Estate Income & Growth Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2006, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Real Estate Income
& Growth Fund

INVESTMENT ADVISOR

Spirit of America Management, Inc.

P.O. Box 9006

Syosset, NY 11791-9006

DISTRIBUTOR

SSH Securities, Inc.

P.O. Box 9006

Syosset, NY 11791-9006

SHAREHOLDER SERVICES

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard , 4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Tait Weller & Baker
1818 Market Street, Suite 2400
Philadelphia , PA 19103

For Additional Information about the Spirit of America Real Estate Income & Growth Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2007 Spirit of America	SOAAX-SAR07

Large Cap

Value Fund

SEMI-ANNUAL REPORT

APRIL 30, 2007

Distributed through: SSH Securities, Inc.

June 2007

Dear Shareholder,

We are very pleased to send you a copy of the semi-annual report for the Spirit of America Large Cap Value Fund.

Our investment philosophy is to seek out investments in mid-to-large cap companies, also referred to as “blue chip” stocks. Typically, they are stocks of:

• Large, nationally recognized companies

• with a long history of growth in profits and dividends

• a reputation for quality management, products, and services, and

• with leadership positions in their industries

We believe that sound financial investing has nothing to do with speculation. We avoid the latest trends and focus on the long-term.

Any investment in securities is subject to risk and may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. An investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

We look forward to your continued investment in the Large Cap Value Fund.

Sincerely,

David Lerner, President	Ronald Whitman Weiss, Portfolio Manager

Donna J. Mackay, CFA, Co-Manager

Prospective investors should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

Spirit of America Large Cap Value Fund
Summary of Portfolio Holdings (unaudited)
April 30, 2007

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)

Consumer Discretionary	2.46%	$1,249,797
Consumer Staples	16.80	8,533,588
Energy	7.08	3,594,913
Financials	15.78	8,012,809
Health Care	22.49	11,419,284
Industrials	11.67	5,924,630
Information Technology	14.26	7,239,070
Materials	1.48	752,420
Telecommunication Services	4.44	2,252,620
Utilities	3.54	1,799,164
Total Investments	100.00%	$50,778,295

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Large Cap Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2006, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Spirit of America Large Cap Value Fund
Schedule of Investments (unaudited) April 30, 2007

COMMON STOCKS - 92.91%
Consumer Discretionary - 2.29%	Shares	Market Value
Starwood Hotels & Resorts Worldwide , Inc.	3,500	$234,570
Target Corp.	17,100	1,015,227
		1,249,797
Consumer Staples - 15.61%
Altria Group, Inc.	31,100	2,143,412
Colgate-Palmolive Co.	7,600	514,824
PepsiCo, Inc.	23,000	1,520,070
Procter & Gamble Co. (The)	31,147	2,003,064
Walgreen Co.	39,500	1,734,050
Wal-Mart Stores, Inc.	12,900	618,168
		8,533,588
Energy - 6.58%
Apache Corp.	8,000	580,000
ConocoPhillips	15,000	1,040,250
Devon Energy Corp.	3,000	218,610
Noble Corp.	8,000	673,680
Schlumberger, Ltd.	10,100	745,683
Spectra Energy Corp.	12,900	336,690
		3,594,913
Financials - 14.66%
American Express Co.	20,000	1,213,400
Bank of America Corp.	25,007	1,272,856
Capital One Financial Corp.	6,000	445,560
First Industrial Realty Trust, Inc. REIT	10,000	437,900
Host Hotels & Resorts, Inc. REIT	22,142	567,721
JP Morgan Chase & Co.	48,164	2,509,344
Nationwide Health Properties, Inc. REIT	10,000	320,600
optionsXpress Holdings, Inc.	8,000	197,440
Wells Fargo & Co.	29,200	1,047,988
		8,012,809
Health Care - 20.89%
Abbott Laboratories	25,000	1,415,500
Amgen, Inc. *	10,000	641,400
CIGNA Corp.	9,000	1,400,310
Johnson & Johnson	15,300	982,566
Medco Health Solutions, Inc.*	15,092	1,177,478
Pfizer, Inc.	17,000	449,820
Schering-Plough Corp.	32,000	1,015,360
UnitedHealth Group, Inc.	40,000	2,122,400
Wyeth	39,900	2,214,450
		11,419,284
Industrials - 10.84%
3M Co.	17,000	1,407,090
Caterpillar, Inc.	23,000	1,670,260
General Electric Co.	56,000	2,064,160
Tyco International, Ltd.	24,000	783,120
		5,924,630
Information Technology - 13.25%
Accenture, Ltd., Class A	15,000	586,500
Cisco Systems, Inc.*	30,000	802,200
EMC Corp.*	40,000	607,200
Hewlett-Packard Co.	30,000	1,264,200
International Business Machines Corp.	4,000	408,840
Microsoft Corp.	58,000	1,736,520
Motorola, Inc.	37,000	641,210
Nokia Oyj, ADR	20,000	505,000
Texas Instruments, Inc.	20,000	687,400
		7,239,070

Materials - 1.38%	Shares	Market Value
Newmont Mining Corp.	15,000	$625,500
Nucor Corp.	2,000	126,920
		752,420

Telecommunication Services - 4.12%
Verizon Communications, Inc.	59,000	2,252,620

Utilities - 3.29%
American Electric Power Co., Inc.	11,300	567,486
Consolidated Edison, Inc.	13,700	702,262
Duke Energy Corp.	25,800	529,416
		1,799,164

Total Investments - 92.91%
(Cost $40,796,116**)		50,778,295

Cash and Other Assets Net of Liabilities - 7.09%		3,875,866

NET ASSETS - 100.00%		$54,654,161

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
* Non-income producing security.
** Aggregate book cost is $40,796,116 and net unrealized appreciation consists of:
Gross unrealized appreciation		$10,524,900
Gross unrealized depreciation		(542,721)
Net unrealized appreciation		$9,982,179

See accompanying notes to financial statements.

Financial Highlights - Spirit of America Large Cap Value Fund

The table below sets forth
financial data for one share	For the Six	For the Year
of beneficial interest	Months Ended	Ended
outstanding throughout	April 30, 2007	October 31,
the periods presented.	(unaudited)	2006

Net Asset Value,
Beginning of Period	$14.23	$12.69

Income from Investment
Operations:
Net investment income	0.02	0.04
Net realized and unrealized
gain/(loss) on investments	1.03	1.67
Total from investment
operations	1.05	1.71

Less Distributions:
Distributions from net
investment income	(0.03)	(0.04)
Distributions from
capital gains	(0.54)	(0.13)
Distributions from
return of capital	-	-
Total distributions	(0.57)	(0.17)

Net Asset Value,
End of Period	$14.71	$14.23

Total Return[1]	7.54%[2]	13.52%

Ratios/Supplemental Data
Net assets, end of period
(000)	$54,654	$46,189
Ratio of expenses to average
net assets:
Before expense
reimbursement or recapture	1.94%[3]	2.07%
After expense
reimbursement or recapture	1.97%[3]	1.97%
Ratio of net investment income
(loss) to average net assets:
Before expense
reimbursement or recapture	0.34%[3]	0.16%
After expense
reimbursement or recapture	0.31%[3]	0.26%
Portfolio turnover	13.24%[2]	14.37%

*     The Fund commenced investment operations on August 1, 2002.

1       Calculation does not reflect sales load.

2       Calculation is not annualized.

3       Calculation is annualized.

See accompanying notes to financial statements.

Financial Highlights - Spirit of America Large Cap Value Fund

For the Year	For the Year	For the Year	For the Period
Ended	Ended	Ended	Ended
October 31,	October 31,	October 31,	October 31,
2005	2004	2003	2002*

$11.74	$11.09	$9.63	$10.00

0.09	0.04	0.07	0.01

0.98	0.68	1.51	(0.38)

1.07	0.72	1.58	(0.37)

(0.09)	(0.04)	(0.08)	-

(0.03)	(0.01)	-	-

-	(0.02)	(0.04)	-
(0 .12)	(0.07)	(0.12)	-

$12.69	$11.74	$11.09	$9.63

9.07%	6.48%	16.47%	(3.70)%[2]

$40,347	$35,826	$17,279	$2,427

1.96%	2.03%	2.65%	7.38%[3]

1.97%	1.97%	1.97%	1.97%[3]

0.71%	0.35%	0.12%	(4.75)%[3]

0.70%	0.41%	0.80%	0.66%[3]
15.37%	-	-	21.59%[2]

See accompanying notes to financial statements.

Spirit of America Large Cap Value Fund
Statement of Assets and Liabilities (unaudited)	April 30, 2007

ASSETS
Investments in securities at value (cost $40,796,116) (Note 1)	$50,778,295
Cash	4,362,626
Capital stock sold	125,265
Dividends and interest	71,586
Prepaid assets	16,054
TOTAL ASSETS	55,353,826

LIABILITIES
Capital stock redeemed	219,577
Investments purchased	374,700
Advisory fees	45,535
Distribution expense (Note 3)	13,223
Other accrued expenses	46,630
TOTAL LIABILITIES	699,665

NET ASSETS
Net assets applicable to 3,714,515 outstanding $0.001 par value shares (500,000,000 authorized shares)	$54,654,161
Net asset value and redemption price per share ($54,654,161 ÷ 3,714,515 shares)	$14.71
Maximum offering price per share ($14.71 ÷ 0.9475)	$15.53

SOURCE OF NET ASSETS
At April 30, 2007, net assets consisted of:
Paid-in Capital	$42,457,225
Distributions in excess of net investment income	(15,262)
Accumulated net realized gains on investments	2,230,019
Net unrealized appreciation on investments	9,982,179
NET ASSETS	$54,654,161

Spirit of America Large Cap Value Fund
Statement of Operations (unaudited)	For the Six Months Ended April 30, 2007

INVESTMENT INCOME
Dividends	$456,611
Interest	113,592
TOTAL INVESTMENT INCOME	570,203

EXPENSES
Investment Advisory fees (Note 3)	242,630
Distribution fees (Note 3)	75,040
Transfer agent fees	58,414
Administration fees	37,203
Accounting fees	25,127
Printing expense	16,452
Auditing fees	6,680
Registration fees	5,361
Custodian fees	5,195
Insurance expense	4,520
Legal fees	3,573
Directors’ fees	2,130
Chief Compliance Officer salary	1,925
Other expenses	1,351
TOTAL EXPENSES	485,601
Recovery of past waived fees (Note 3)	7,163
NET EXPENSES	492,764
NET INVESTMENT INCOME	77,439

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions	2,229,904
Net change in unrealized appreciation / depreciation of investments	1,391,849
Net realized and unrealized gain on investments	3,621,753

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,699,192

See accompanying notes to financial statements.

Spirit of America Large Cap Value Fund

Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	April 30, 2007	Ended
	(unaudited)	October 31, 2006
OPERATIONS
Net investment income	$77,439	$106,574
Net realized gain from investment transactions	2,229,904	1,853,845
Net change in unrealized appreciation
of investments	1,391,849	3,264,555
Net increase in net assets	3,699,192	5,224,974

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(92,701)	(106,574)
Distributions from realized gains	(1,836,659)	(386,302)
Total distributions to shareholders	(1,929,360)	(492,876)

CAPITAL SHARE TRANSACTIONS
(Dollar Activity)
Shares sold	8,676,058	11,344,469
Shares issued as reinvestment of distributions	1,838,706	468,423
Shares redeemed	(3,819,644)	(10,703,075)
Increase in net assets derived
from capital share transactions (a)	6,695,120	1,109,817
Total increase in net assets	8,464,952	5,841,915

NET ASSETS
Beginning of period	46,189,209	40,347,294
End of period	$54,654,161	$46,189,209

(a) Transactions in capital stock were:
Shares sold	607,698	842,925
Shares issued as reinvestment of distributions	130,479	35,788
Shares redeemed	(268,732)	(813,612)
Increase in shares outstanding	469,445	65,101

See accompanying notes to financial statements.

Spirit of America Large Cap Value Fund
Notes to Financial Statements	April 30, 2007 (unaudited)

Note 1 - Significant Accounting Policies

Spirit of America Large Cap Value Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on August 1, 2002. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value per share for the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes, represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities fair valued during the six month period ended April 30, 2007.

In September 2006, the Financial Accounting Standards Board (the “FASB”) issued Statement on Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this SFAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will be distributed anually in December. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. A portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital. The Fund has made certain investments in real estate investment trusts (“REITs”) which pay distributions to their shareholders based upon available funds from operations. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized as a return of capital.

In July 2006, the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes and Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented no later than April 30, 2008, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from sales of securities for the six months ended April 30, 2007, excluding short-term investments, were $14,219,228 and $6,016,579, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Advisor”) has been retained to act as the Company’s manager and investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Advisor was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Advisor a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended April 30, 2007 were $242,630.

The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.97% of the average daily net assets of the Fund through February 25, 2008. For the six months ended April 30, 2007, there were no advisory fees waived.

Any amounts waived or reimbursed by the Advisor are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. For the six months ended April 30, 2007, the Fund reimbursed the Advisor $7,163 of expenses previously waived. The balance of recoverable expenses to the Advisor at April 30, 2007 was $52,563, with $12,371 expiring in 2007 and $40,192 expiring in 2009.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay SSH Securities, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.30% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended April 30, 2007, the Distributor fees were $75,040.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended April 30, 2007, sales charges received by the Distributor were $477,114.

Certain Officers and Directors of the Company are “affiliated persons” of the Advisor or the Distributor, as that term is defined in the 1940 Act. Each Director of the Company who is not an affiliated person of the Adviser or Distributor, as defined in the 1940 Act, receives a quarterly retainer of $1,000, a $500 meeting fee plus reimbursement for certain travel and other out-of-pocket expenses incurred with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended April 30, 2007, the Value Fund was allocated $1,925 of the Chief Compliance Officer fee. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with the Advisor and the Distributor, received no brokerage commissions for the six months ended April 30, 2007.

Note 4 - Federal Income Taxes

The tax character of distributions paid for the fiscal years ended October 31, 2006 and 2005 was as follows:

2006 Taxable Distributions

Ordinary Income	Net Long Term Capital Gains	Total Taxable Distribution	Return of Capital	Total Distributions
$106,574	$386,302	$492,876	$-	$492,876

2005 Taxable Distributions

Ordinary Income	Net Long Term Capital Gains	Total Taxable Distribution	Return of Capital	Total Distribution
$298,343	$69,396	$367,739	$-	$367,739

Factors Considered by the Directors in Approving the Investment Advisory Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the continuance of the Funds’ Investment Advisory Agreement be approved annually both by the Board of Directors and also by a majority of the Directors who are not “interested persons” of the Funds under the 1940 Act (“Independent Directors”) voting separately. The continuance of the Investment Advisory Agreement was most recently considered and approved at a meeting of the Board of Directors called for that purpose and held on December 13, 2006. The Board, including the Independent Directors, determined that the terms of the Investment Advisory Agreement are fair and reasonable and approved the continuance of the Investment Advisory Agreement. The Directors relied on the assistance of counsel to the Funds and to the Independent Directors in making these determinations.

At a meeting on December 13, 2006, which was specifically held to address the continuance of the Investment Advisory Agreement, and at other meetings during the course of the year, the Board, including the Independent Directors, received materials relating to the Funds and Spirit of America Management Corp. (the “Adviser”). These materials included, among other things, the following: (i) information on the investment performance of the Funds and relevant indices over various time periods; (ii) sales and redemption data with respect to the Funds; (iii) the general investment outlook in the markets in which the Funds invest; (iv) arrangements with respect to the distribution of the Funds’ shares; (v) the procedures employed to determine the value of each Fund’s assets; (vi) the allocation of the Funds’ brokerage, the record of compliance with the Funds’ investment policies and restrictions and with the Funds’ Code of Ethics and the structure and responsibilities of the Adviser’s compliance departments; (vii) the profitability of the Funds’ investment advisory business to the Adviser taking into account both advisory fees and any other potential direct or indirect benefits; (viii) information comparing the overall fees and specifically the fees under the Investment Advisory Agreement with the fees paid by other similar mutual funds; and (ix) information comparing the performance of the Funds with the performance of other similar mutual funds.

In evaluating the Investment Advisory Agreement, the Board, including the Independent Directors, requested, reviewed and considered materials furnished by the Adviser and questioned personnel at the Adviser, including the Funds’ portfolio manager, regarding, among other things, the personnel, operations and financial condition of the Adviser. Among other information, the Board, including the Independent Directors, requested and was provided information regarding:

•                  The investment performance of each Fund over various time periods both by itself and in relation to relevant indices;

•                  The fees charged by the Adviser for investment advisory services, as well as other compensation received by the Adviser and its affiliates;

•      The waivers of fees and reimbursements of expenses at times by the Adviser under the Operating Expenses Agreement;

•                  The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

•                  The investment management staffing and the experience of the investment advisory, administrative and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser; and

•                  The profitability to the Adviser of managing and its affiliate distributing the Funds and the methodology in allocating expenses to the management of the Funds.

Counsel to the Independent Directors (“Independent Counsel”) reviewed the legal standards applicable to the Independent Directors under the 1940 Act with respect to the annual approval of investment advisory agreements. Independent Counsel referred the Independent Directors to the “Gartenberg Memorandum” that had been distributed to the Directors prior to the meeting outlining these duties. Specifically mentioned was that the Independent Directors should focus on the following; (i) the fee structure of the Advisory Agreement, including a comparison of the fees charged with those charged by similar funds, as well as whether any economies of scale were achieved; (ii) the nature and quality of services provided; and (iii) the overall fairness of the Advisory Agreement, including its profitability for the Adviser. Independent Counsel stated that a Section 15(c) Questionnaire, distributed prior to the Meeting, was drafted to assist the Independent Directors by highlighting the material issues to be focused on by the Adviser in its discussion of the relevant information it would be providing at this Meeting.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Investment Advisory Agreement:

1. Nature, Extent, and Quality of Services. The Board, including the Independent Directors, considered the nature, quality and extent of advisory, administrative and shareholder services performed by the Adviser, regulatory filings and disclosure to shareholders, general oversight of the service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Board, including the Independent Directors, in their capacity as directors and other services. The Board, including the Independent Directors, noted the increased responsibilities of the Adviser in response to an increasingly regulated industry. The Board considered that the Adviser had recently hired an assistant to the current portfolio manager, which increased the Adviser’s depth and ability to provide quality services. The Board, including the Independent Directors, concluded that the services are extensive in nature, that the Adviser delivered solid service to each Fund and that the Adviser is positioned to continue providing such quality of service in the future.

2. Investment Performance of the Funds and the Adviser. The Board, including the Independent Directors, considered short-term and long-term investment performance for the Funds over various periods of time as compared to both relevant indices and the performance of such Funds’ peer groups, and concluded that each Fund was delivering solid performance results, especially over the long-term, consistent with the investment strategies that the Funds pursue.

3. Costs of Services and Profits Realized by the Adviser.

a.             The Directors, including the Independent Directors, considered each Fund’s management fee rate and overall expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Adviser to other accounts. The Board viewed favorably the current and historic willingness of the Adviser to limit the overall expense ratios of the Funds. Recognizing that the Funds were higher than the medians in their peer group, the Board nonetheless noted that the fees were still close to the median and that several peer funds had higher fees. The Board also considered that the Adviser offered to review whether the Adviser could assume additional Fund expenses.

b.            Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, considered estimates of the Adviser’s profitability and costs attributable to the Funds. The Board recognized that increased fixed costs, particularly legal and audit fees in response to increasing regulations, have a greater impact on smaller fund families, such as the Spirit funds, than on larger fund complexes. Given this, the Board recognized that the Funds’ overall expenses compare unfavorably to some funds identified as peers. The Board also considered whether the amount of the Adviser’s profit is a fair profit for the management of the Funds and noted that the Adviser has devoted a large amount of its resources into the Funds over the years. The Board, including the Independent Directors, concluded that the Adviser’s profitability was at a fair and acceptable level, particularly in light of the quality of the services being provided to the Funds, and bore a reasonable relationship to the services rendered.

4. Extent of Economies of Scale as the Funds Grow. The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds and whether the Funds have appropriately benefited from any economies of scale. Given the size of each Fund, the Board did not believe that significant (if any) economies of scale have been achieved.

5. Whether Fee Levels Reflect Economies of Scale. The Board took into consideration that the Adviser does not currently offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as fund assets grow. However, the Board, including the Independent Directors, did consider enhancements in personnel and services provided to the Funds by the Adviser, without an increase in fees.

6. Other Relevant Considerations.

a.       Personnel and Methods. The Board, including the Independent Directors, considered the size, education and experience of the staff of the Adviser, its fundamental research capabilities, approach to recruiting, training and retaining portfolio managers and other research and management personnel, and concluded that these enable them to provide a high level of services to the Funds. The Board also considered the history, reputation, qualifications and background of the Adviser as well as the qualifications of its personnel.

b.      The Board, including the Independent Directors, also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Funds, including the benefits received by the affiliated distributor. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services (although the Board noted that the Adviser currently does not use soft dollars to obtain research services), appear to be reasonable, and may in some cases benefit the Funds.

Conclusions. In considering the renewal of the Investment Advisory Agreement, the Board, including the Independent Directors, did not identify any factor as all-important or all-controlling and instead considered the above listed and other factors collectively in light of the Funds’ surrounding circumstances. Each Director gave the weight to each factor that he deemed appropriate in his own judgment. The Board considered the renewal of the Agreement on a Fund-by-Fund basis and determined that the renewal of the Investment Advisory Agreement was in the best interests of the shareholders of each Fund. The Board also determined that the fees charged to each Fund for the services provided were reasonable. Therefore, the Directors, including the Independent Directors, determined that continuance of the Investment Advisory Agreement was in the best interests of each Fund.

Spirit of America Large Cap Value Fund Disclosure of Fund Expenses (unaudited) For the Six Month Period November 1, 2006 to April 30, 2007

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

	Beginning	Ending		Expenses
	Account Value	Account Value	Expense	Paid During
	11/01/06	04/30/07	Ratio (1)	Period (2)

Spirit of America Large Cap Value Fund

Actual Fund Return	$1,000.00	$1,075.40	1.97%	$10.14

Hypothetical 5% Return	$1,000.00	$1,015.03	1.97%	$9.84

This table illustrates your fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or redemption fees.

(1)       Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)       Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Large Cap

Value Fund

INVESTMENT ADVISOR

Spirit of America Management, Inc.

P.O. Box 9006

Syosset, NY 11791-9006

DISTRIBUTOR

SSH Securities, Inc.

P.O. Box 9006

Syosset, NY 11791-9006

SHAREHOLDER SERVICES

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

CUSTODIAN

PFPC Trust Company

8800 Tinicum Boulevard, 4th Floor

Philadelphia, PA 19153

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Tait Weller & Baker

1818 Market Street, Suite 2400

Philadelphia, PA 19103

For Additional Information about the Spirit of America Large Cap Value Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2007 Spirit of America	SOAVX-SAR07

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                 Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(b)                                Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	June 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	June 18, 2007

By (Signature and Title)*	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date	June 18, 2007

* Print the name and title of each signing officer under his or her signature.